T. ROWE PRICE Real Assets Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.0%
COMMUNICATION SERVICES  0.1%
Integrated Telecommunication Services  0.1%
Cellnex Telecom (EUR)  347,088 12,022
Total Communication Services 12,022
CONSUMER DISCRETIONARY  0.6%
Homebuilding  0.4%
Open House Group (JPY)  577,000 29,856
Persimmon (GBP)  1,312,242 20,500
50,356
Hotels, Resorts, & Cruise Lines  0.2%
Hilton Worldwide Holdings  46,228 11,994
Marriott International, Class A  47,110 12,269
24,263
Total Consumer Discretionary 74,619
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $1,985 (1)(2)(3) 107,511 —
Total Consumer Staples —
ENERGY  18.0%
Coal & Consumable Fuels  1.5%
Cameco  662,942 55,594
Energy Fuels (3)(4) 1,674,200 25,699
NAC Kazatomprom, GDR  338,042 18,056
Uranium Energy (3) 6,441,801 85,934
185,283
Integrated Oil & Gas  5.2%
BP (GBP)  5,034,269 28,905
Chevron  973,337 151,149
Exxon Mobil  1,179,363 132,973
Galp Energia (EUR)  1,197,895 22,700
Shell (GBP)  4,243,468 151,242
Suncor Energy (CAD)  1,278,622 53,508
TotalEnergies (EUR)  1,306,348 79,568
620,045

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Drilling  0.1%
Precision Drilling (CAD) (3) 248,500 13,995
13,995
Oil & Gas Equipment & Services  1.8%
Baker Hughes  778,390 37,923
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,366
Expro Group Holdings (3) 1,461,148 17,359
Kodiak Gas Services  417,876 15,449
Schlumberger  1,643,384 56,483
TechnipFMC  1,121,487 44,243
Tenaris, ADR (4) 506,749 18,126
Weatherford International  403,834 27,634
218,583
Oil & Gas Exploration & Production  4.6%
Advantage Energy (CAD) (3) 1,440,100 11,807
Canadian Natural Resources (CAD)  2,069,247 66,165
ConocoPhillips  1,214,854 114,913
Diamondback Energy  260,683 37,304
EOG Resources  210,478 23,599
EQT  801,600 43,631
Expand Energy  345,974 36,756
Kelt Exploration (CAD) (3) 3,002,159 14,841
NuVista Energy (CAD) (3) 1,569,700 18,137
Ovintiv  697,946 28,183
Permian Resources  1,721,760 22,038
Range Resources  661,100 24,884
Tamarack Valley Energy (CAD)  1,628,200 7,078
Tourmaline Oil (CAD)  697,500 30,081
Var Energi (NOK)  2,578,889 8,610
Viper Energy, Class A  576,179 22,022
Vista Energy, ADR (3)(4) 269,300 9,264
Woodside Energy Group (AUD)  1,639,126 24,752
544,065
Oil & Gas Refining & Marketing  2.2%
HF Sinclair  587,526 30,751
Marathon Petroleum  363,536 70,068
Neste (EUR)  1,037,710 19,067
Phillips 66  467,118 63,537
Valero Energy  440,076 74,927
258,350

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil & Gas Storage & Transportation  2.6%
Enbridge  1,625,356 82,016
Kinder Morgan  710,573 20,116
ONEOK  557,219 40,660
South Bow (CAD) (4) 875,887 24,784
Targa Resources  285,637 47,856
Williams  1,430,250 90,606
306,038
Total Energy 2,146,359
FINANCIALS  0.1%
Asset Management & Custody Banks  0.1%
Talon Capital (3) 665,385 6,674
Total Financials 6,674
INDUSTRIALS & BUSINESS SERVICES  1.4%
Aerospace & Defense  0.2%
Carpenter Technology  80,000 19,643
Firefly Aerospace (3) 157,999 4,633
24,276
Construction & Engineering  0.1%
Kajima (JPY)  255,900 7,458
7,458
Construction Machinery & Heavy Transportation
Equipment  0.6%
Caterpillar  83,100 39,651
KION Group (EUR)  425,490 28,868
68,519
Diversified Support Services  0.1%
SPIE (EUR)  256,632 13,874
13,874
Industrial Machinery & Supplies & Components  0.2%
Interpump Group (EUR)  428,190 19,683
19,683
Rail Transportation  0.2%
Kyushu Railway (JPY)  919,000 24,292
24,292
Total Industrials & Business Services 158,102
MATERIALS  40.5%
Aluminum  0.6%
Alcoa  399,462 13,138

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aluminium Bahrain (BHD)  3,319,049 7,957
Aluminum Corp. of China, Class H (HKD)  4,130,000 4,272
China Hongqiao Group (HKD)  5,962,500 20,194
Hindalco Industries (INR)  1,949,080 16,727
Norsk Hydro (NOK)  860,279 5,849
68,137
Construction Materials  0.7%
Heidelberg Materials (EUR)  159,898 36,144
Holcim (CHF)  376,925 32,161
Knife River (3) 232,200 17,849
86,154
Copper  3.2%
Antofagasta (GBP)  1,042,061 38,754
Capstone Copper (CAD) (3) 3,706,251 31,478
ERO Copper (CAD) (3)(4) 1,661,649 33,658
First Quantum Minerals (CAD) (3) 2,720,909 61,547
Freeport-McMoRan  4,133,140 162,102
Lundin Mining (CAD)  439,500 6,556
Southern Copper  443,468 53,819
387,914
Diversified Chemicals  0.2%
BASF (EUR)  558,885 27,924
27,924
Diversified Metals & Mining  7.5%
Anglo American (GBP)  2,136,687 80,569
Benz Mining, CDI (AUD) (3) 4,710,906 5,178
BHP Group (AUD)  10,128,031 282,929
Boliden (SEK) (3) 157,270 6,419
CMOC Group, Class H (HKD)  10,377,000 20,918
Glencore (GBP)  27,064,647 124,650
Grupo Mexico, Series B (MXN)  3,604,028 31,361
Iluka Resources (AUD)  2,523,176 10,578
Ivanhoe Electric (3) 1,679,516 21,078
Ivanhoe Electric, Warrants, 2/11/26 (3) 786,226 4,364
Ivanhoe Mines, Class A (CAD) (3)(4) 1,573,123 16,684
Meridian Mining U.K. Societas (CAD) (3) 3,773,208 3,308
MP Materials (3) 170,492 11,435
NGEx Minerals (CAD) (3) 1,371,701 25,577
Rio Tinto (AUD)  491,315 39,631
Rio Tinto (GBP)  2,022,670 133,299
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (1)(2)(3) 9,065 —

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sovereign Metals (AUD) (3)(4) 4,693,871 2,221
Teck Resources, Class B  1,603,330 70,370
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 2,815
893,384
Fertilizers & Agricultural Chemicals  0.2%
Corteva  306,578 20,734
20,734
Forest Products  0.3%
Louisiana-Pacific  216,894 19,269
West Fraser Timber (CAD)  305,377 20,760
40,029
Gold  17.7%
Agnico Eagle Mines (CAD)  1,247,841 210,170
Agnico Eagle Mines  242,144 40,816
Alamos Gold, Class A (CAD)  2,210,250 77,042
Alamos Gold, Class A  435,186 15,171
Anglogold Ashanti (ZAR)  1,746,928 121,977
Artemis Gold (CAD) (3) 2,040,897 53,512
Asante Gold (CAD) (3) 3,730,172 5,984
Ausgold (AUD) (3)(4) 6,848,181 4,663
B2Gold (CAD)  5,633,004 27,847
Barrick Mining (CAD)  5,220,271 171,458
Capricorn Metals (AUD) (3) 5,383,192 46,866
Coeur Mining (3) 1,114,756 20,913
DPM Metals (CAD)  254,634 5,644
Emerald Resources (AUD) (3) 13,092,192 43,239
Equinox Gold (CAD) (3) 733,478 8,216
Evolution Mining (AUD)  1,730,352 12,335
Franco-Nevada (CAD) (4) 918,677 204,483
G Mining Ventures (CAD) (3)(4) 2,233,762 44,380
Genesis Minerals (AUD) (3) 1,839,848 7,117
Gold Fields (ZAR)  2,778,965 116,370
Harmony Gold Mining (ZAR)  1,201,824 21,715
Kinross Gold (CAD)  4,246,353 105,388
Lundin Gold (CAD) (4) 431,525 27,959
Montage Gold (CAD) (3) 599,112 2,914
Newmont  1,985,336 167,384
Newmont, CDI (AUD) (4) 293,086 24,894
Northern Star Resources (AUD)  4,031,424 62,952
Novagold Resources (3) 1,269,815 11,174
Omai Gold Mines (CAD) (3) 1,576,800 1,530

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OR Royalties (CAD) (4) 2,263,850 90,736
Orla Mining (CAD) (3) 557,989 6,018
Polyus (RUB) (1)(3) 289,290 —
Polyus (1)(3) 341,320 —
Predictive Discovery (AUD) (3) 54,602,003 15,727
Ramelius Resources (AUD)  3,479,862 8,864
Robex Resources (CAD) (3)(4) 1,094,314 2,909
Robex Resources, CDI (AUD) (3) 838,134 2,239
Royal Gold  27,976 5,611
Skeena Resources (CAD) (3) 2,142,968 39,466
Snowline Gold (CAD) (3) 3,699,805 29,509
Torex Gold Resources (CAD) (3)(4) 186,578 7,754
Turaco Gold (AUD) (3) 11,196,245 3,221
Wheaton Precious Metals (CAD)  967,511 108,271
Zijin Gold International (HKD) (3)(4) 1,432,923 22,207
Zijin Mining Group, Class H (HKD) (4) 25,464,000 106,466
2,113,111
Industrial Gases  1.4%
Air Liquide (EUR)  288,589 60,130
Linde  207,686 98,651
Nippon Sanso Holdings (JPY)  229,400 8,124
166,905
Paper & Plastic Packaging Products & Materials  0.5%
International Paper  582,763 27,040
Packaging Corp. of America  133,982 29,199
56,239
Paper Products  0.3%
Stora Enso, Class R (EUR)  2,022,455 22,257
UPM-Kymmene (EUR)  605,543 16,584
38,841
Precious Metals & Minerals  2.4%
Alrosa (RUB) (1) 19,084,530 —
Impala Platinum Holdings (ZAR)  6,016,964 76,733
Industrias Penoles (MXN) (3)(4) 1,111,634 49,667
Northam Platinum Holdings (ZAR)  915,058 14,846
Sibanye Stillwater (ZAR) (3) 13,148,461 37,191
Valterra Platinum (ZAR)  1,530,484 109,223
287,660
Silver  0.2%
Discovery Silver (CAD) (3) 6,290,054 23,322
23,322

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Chemicals  1.0%
DuPont de Nemours  365,478 28,471
PPG Industries  89,700 9,428
RPM International  174,532 20,574
Sherwin-Williams  137,209 47,510
Syensqo (EUR)  183,402 14,890
120,873
Steel  4.3%
ArcelorMittal (EUR)  686,715 24,774
BlueScope Steel (AUD)  428,702 6,439
Champion Iron (AUD)  4,693,369 14,503
China Steel (TWD)  14,136,000 9,020
Fortescue (AUD)  1,698,241 21,032
JFE Holdings (JPY) (4) 535,800 6,575
Jindal Stainless (INR)  676,342 5,624
Jindal Steel (INR)  752,790 9,031
JSW Steel (INR)  1,077,437 13,874
Nippon Steel (JPY) (4) 10,175,500 41,910
Nucor  407,796 55,228
POSCO Holdings (KRW)  115,497 22,701
Reliance  175,429 49,266
Steel Dynamics  651,151 90,790
Tata Steel (INR)  15,787,086 30,024
thyssenkrupp (EUR)  1,085,587 14,979
Vale (BRL)  6,430,157 69,566
Warrior Met Coal  403,287 25,665
511,001
Total Materials 4,842,228
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $594 (1)(2)(3) 237,610 594
Total Miscellaneous 594
REAL ESTATE  34.5%
Data Center Real Estate Investment Trusts  3.5%
Digital Core REIT Management  14,964,000 7,110
Digital Realty Trust, REIT  478,134 82,660
Equinix, REIT  376,523 294,908
Keppel DC REIT (SGD)  10,081,000 18,693
Keppel DC REIT, Rights, 10/14/25 (SGD) (3) 806,480 94

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT DC REIT (3) 20,479,500 20,479
423,944
Diversified Real Estate Activites  1.1%
Kerry Properties (HKD)  6,573,000 17,581
Mitsubishi Estate (JPY)  3,019,300 69,395
Mitsui Fudosan (JPY)  997,800 10,862
Nomura Real Estate Holdings (JPY) (4) 1,660,900 10,584
Sun Hung Kai Properties (HKD)  2,367,000 28,313
136,735
Diversified Real Estate Investment Trusts  0.5%
Broadstone Net Lease, REIT  120,609 2,155
CapitaLand Integrated Commercial Trust (SGD)  14,319,544 25,431
Essential Properties Realty Trust, REIT  149,972 4,463
Mirvac Group (AUD)  11,965,485 17,968
WP Carey, REIT  181,336 12,253
62,270
Health Care Real Estate Investment Trusts  4.6%
Aedifica (EUR)  202,567 15,039
Alexandria Real Estate Equities, REIT  220,882 18,408
Healthcare Realty Trust, REIT  1,819,455 32,805
Ventas, REIT  1,990,681 139,328
Welltower, REIT  1,931,078 344,002
549,582
Hotel & Resort Real Estate Investment Trusts  0.5%
Apple Hospitality REIT, REIT  1,631,172 19,590
Invincible Investment (JPY)  31,984 14,585
Pebblebrook Hotel Trust, REIT (4) 1,859,507 21,180
55,355
Industrial Real Estate Investment Trusts  6.2%
EastGroup Properties, REIT  597,675 101,162
Goodman Group (AUD)  3,911,957 84,776
Lineage, REIT (4) 285,220 11,021
Nippon Prologis REIT (JPY)  24,376 14,244
Prologis, REIT  2,096,422 240,082
Rexford Industrial Realty, REIT  2,894,638 118,999
Segro (GBP)  5,891,415 52,057
Terreno Realty, REIT  1,323,863 75,129
Warehouses De Pauw (EUR)  1,576,618 39,525
736,995

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multi-Family Residential Real Estate Investment
Trusts  3.5%
Apartment Investment & Management, Class A, REIT  579,955 4,599
AvalonBay Communities, REIT  641,331 123,886
Camden Property Trust, REIT  223,582 23,874
Canadian Apartment Properties REIT (CAD) (4) 683,540 19,990
Equity Residential, REIT  1,697,655 109,889
Essex Property Trust, REIT  481,394 128,850
UNITE Group (GBP)  1,139,649 11,038
422,126
Office Real Estate Investment Trusts  1.1%
Douglas Emmett, REIT  2,307,168 35,923
Japan Prime Realty Investment (JPY)  25,908 18,064
Japan Real Estate Investment (JPY)  20,249 17,052
Kilroy Realty, REIT (4) 506,128 21,384
Vornado Realty Trust, REIT  889,386 36,047
128,470
Other Specialized Real Estate Investment Trusts  0.9%
EPR Properties, REIT  46,480 2,697
Gaming & Leisure Properties, REIT  331,866 15,468
VICI Properties, REIT  2,715,857 88,564
106,729
Real Estate Operating Companies  0.8%
Kojamo (EUR) (3) 3,126,227 39,875
LEG Immobilien (EUR)  303,018 24,150
Swire Properties (HKD)  10,398,600 29,596
93,621
Real Estate Services  0.5%
CBRE Group, Class A (3) 86,378 13,610
Colliers International Group  219,408 34,274
Cushman & Wakefield (3) 1,030,626 16,407
64,291
Retail Real Estate Investment Trusts  4.2%
Acadia Realty Trust, REIT  3,522,006 70,968
Agree Realty, REIT  71,397 5,072
Federal Realty Investment Trust, REIT  245,678 24,890
Kimco Realty, REIT  707,052 15,449
Nexus Select Trust (INR)  7,607,838 14,191
NNN REIT, REIT  156,172 6,648
Realty Income, REIT  609,485 37,051
Regency Centers, REIT  1,642,475 119,736

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scentre Group (AUD)  9,740,380 26,274
Simon Property Group, REIT  958,263 179,837
500,116
Self-Storage Real Estate Investment Trusts  2.7%
Big Yellow Group (GBP)  1,767,376 23,157
CubeSmart, REIT  2,084,414 84,752
Public Storage, REIT  464,132 134,065
Shurgard Self Storage (EUR)  643,311 24,422
Smartstop Self Storage REIT, REIT  1,541,756 58,032
324,428
Single-Family Residential Real Estate Investment
Trusts  2.1%
American Homes 4 Rent, Class A, REIT  2,194,670 72,973
Equity LifeStyle Properties, REIT  1,229,528 74,632
Sun Communities, REIT  809,893 104,476
252,081
Telecom Tower Real Estate Investment Trusts  2.0%
American Tower, REIT  843,074 162,140
Crown Castle, REIT  639,601 61,715
SBA Communications, REIT  76,086 14,711
238,566
Timber Real Estate Investment Trusts  0.3%
Rayonier, REIT  1,037,416 27,533
Weyerhaeuser, REIT  547,814 13,580
41,113
Total Real Estate 4,136,422
UTILITIES  0.8%
Electric Utilities  0.7%
Constellation Energy  39,000 12,834
NextEra Energy  402,197 30,362
NRG Energy  111,024 17,980
Southern  279,354 26,474
87,650
Multi-Utilities  0.1%
Ameren  135,558 14,149
14,149
Total Utilities 101,799
Total Common Stocks (Cost $8,686,047) 11,478,819

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.7%
CONSUMER STAPLES  0.0%
Agricultural Products & Services  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $727 (1)(2)(3) 39,365 —
Total Consumer Staples —
INDUSTRIALS & BUSINESS SERVICES  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 993
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,397
Total Industrials & Business Services 2,390
MATERIALS  1.6%
Copper  0.3%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,737 (1)(2)(3) 64,540 4,289
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
37,810
Diversified Metals & Mining  1.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 72,544
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 50,602
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 15,401
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23 -
9/16/24, Cost $4,214 (1)(2)(3) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 5,515
148,276
Specialty Chemicals  0.1%
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,143 (1)(2)(3) 696,477 6,470
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,123
8,593
Total Materials 194,679

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.1%
Renewable Electricity  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 7,693
Total Utilities 7,693
Total Convertible Preferred Stocks (Cost $109,782) 204,762
EQUITY FUNDS  1.1%
Global X Copper Miners ETF  1,384,481 82,806
SPDR S&P Oil & Gas Exploration & Production ETF (4) 371,526 49,116
Total Equity Funds (Cost $97,783) 131,922
PREFERRED STOCKS  0.1%
ENERGY  0.1%
Oil & Gas Equipment & Services  0.1%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 161
Total Energy 161
MATERIALS  0.0%
Diversified Metals & Mining  0.0%
Sortera Technologies, Series PF2-1, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-10, Acquisition Date: 9/22/25,
Cost $59 (1)(2)(3) 89 59
Sortera Technologies, Series PF2-2, Acquisition Date: 9/22/25,
Cost $491 (1)(2)(3) 745 491
Sortera Technologies, Series PF2-3, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-4, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-5, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-6, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-7, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-8, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sortera Technologies, Series PF2-9, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Total Materials 4,470
Total Preferred Stocks (Cost $4,612) 4,631
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.4%
T. Rowe Price Treasury Reserve Fund, 4.17% (6)(7) 49,119,006 49,119
49,119
U.S. Treasury Obligations  0.5%
U.S. Treasury Bills, 3.906%, 12/18/25 (8) 22,652,000 22,461
U.S. Treasury Bills, 3.992%, 12/4/25 (8) 10,740,000 10,665
U.S. Treasury Bills, 4.244%, 10/28/25 (8) 2,690,000 2,682
U.S. Treasury Bills, 4.265%, 10/2/25  20,250,000 20,248
56,056
Total Short-Term Investments (Cost $105,175) 105,175
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 133,427,442 133,427
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 133,427
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.16% (6)(7) 95,431,043 95,431
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 95,431
Total Securities Lending Collateral (Cost $228,858) 228,858
Total Investments in Securities  101.7%
(Cost $9,232,257) $ 12,154,167
Other Assets Less Liabilities (1.7)% (200,504)
Net Assets 100.0% $ 11,953,663

T. ROWE PRICE Real Assets Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $214,168 and represents 1.8% of net assets.
(3) Non-income producing
(4) All or a portion of this security is on loan at September 30, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies
(8) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CPI Consumer Price Index
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
TWD Taiwan Dollar

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Total Return Swaps 0.1%
Bank of America, Receive Underlying
Reference: KraneShares CSI China
Internet ETF Monthly, Pay Variable
4.783% (SOFR + 0.60%) Monthly,
1/16/26 30,754 737 — 737
Bank of America, Receive Underlying
Reference: VanEck Vietnam ETF
Monthly, Pay Variable 4.783% (SOFR +
0.60%) Monthly, 1/16/26 4,512 (146) — (146)
Citibank, Receive Underlying Reference:
Xtrackers FTSE Vietnam Swap UCITS
ETF Monthly, Pay Variable 5.556%
(SOFR + 1.30%) Monthly, 1/20/26 4,271 115 — 115
Goldman Sachs, Receive Underlying
Reference:  MSCI AC World Metals &
Mining Monthly, Pay Variable 4.883%
(SOFR + 0.70%) Monthly, 1/16/26 96,665 4,275 — 4,275
Goldman Sachs, Receive Underlying
Reference:  MSCI AC World Metals &
Mining Monthly, Pay Variable 4.992%
(SOFR + 0.84%) Monthly, 3/18/26 30,704 1,809 — 1,809
JPMorgan Chase, Receive Underlying
Reference: Global X Copper Miners ETF
Monthly, Pay Variable 4.533% (SOFR +
0.35%) Monthly, 1/20/26 32,141 3,235 — 3,235
Morgan Stanley, Pay Underlying
Reference: ProShares S&P 500 Ex-
Technology ETF Monthly, Receive
Variable 4.533% (SOFR + 0.35%)
Monthly, 1/20/26 54,609 (278) — (278)
Morgan Stanley, Receive Underlying
Reference: S&P Oil & Gas Exploration
& Production Select Industry Monthly,
Pay Variable 4.833% (SOFR + 0.65%)
Monthly, 1/20/26 53,502 1,421 — 1,421
Morgan Stanley, Receive Underlying
Reference: VanEck Junior Gold Miners
ETF Monthly, Pay Variable 4.552%
(SOFR + 0.40%) Monthly, 1/16/26 1,530 197 — 197

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: VanEck Junior Gold Miners
ETF Monthly, Pay Variable 4.583%
(SOFR + 0.40%) Monthly, 1/20/26 4,325 347 — 347
Morgan Stanley, Receive Underlying
Reference: VanEck Vectors Gold Miners
ETF Monthly, Pay Variable 4.583%
(SOFR + 0.40%) Monthly, 1/20/26 17,160 1,406 — 1,406
Total Bilateral Total Return Swaps — 13,118
Total Bilateral Swaps — 13,118
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.311% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 18,882 455 — 455
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.325% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,421 418 — 418
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,961 423 — 423
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.330% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/55 18,341 380 — 380
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.470% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 23,347 (78) — (78)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.479% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 20,337 (100) — (100)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.482% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 28,617 (160) — (160)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.485% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 23,346 (142) — (142)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 41,956 (286) — (286)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 8,280 (57) — (57)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 15,256 (107) — (107)
Total Centrally Cleared Zero-Coupon Inflation
Swaps 746
Total Centrally Cleared Swaps 746
Net payments (receipts) of variation margin to date (488)
Variation margin receivable (payable) on centrally cleared swaps $ 258

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/15/25 EUR 93,042 USD 109,172 $ 166
Bank of America 10/15/25 NOK 930,080 USD 92,955 253
Barclays Bank 10/15/25 USD 104,040 TRY 4,380,076 29
Barclays Bank 11/13/25 TRY 4,380,076 USD 101,624 (24)
Citibank 10/15/25 USD 98,432 KRW 137,961,349 78
Citibank 11/14/25 KRW 137,961,349 USD 98,576 (133)
Deutsche Bank 10/15/25 AUD 41,135 USD 27,151 75
Deutsche Bank 10/15/25 KRW 183,948,465 USD 132,497 (1,359)
Deutsche Bank 10/15/25 USD 32,808 KRW 45,987,116 24
Deutsche Bank 11/14/25 KRW 45,987,116 USD 32,856 (42)
Goldman Sachs 10/2/25 BRL 589,241 USD 107,981 2,676
Goldman Sachs 10/2/25 BRL 589,241 USD 110,789 (132)
Goldman Sachs 10/2/25 USD 221,876 BRL 1,178,482 563
Goldman Sachs 10/15/25 TRY 4,380,076 USD 102,538 1,472
Goldman Sachs 11/4/25 BRL 589,241 USD 110,236 (482)
JPMorgan Chase 10/15/25 JPY 15,991,464 USD 108,841 (525)
Toronto-Dominion Bank 10/15/25 USD 107,503 GBP 80,492 (759)
UBS Investment Bank 10/15/25 GBP 80,492 USD 108,923 (661)
UBS Investment Bank 10/15/25 SEK 1,078,464 USD 114,805 (135)
Wells Fargo 10/15/25 MXN 1,006,217 USD 53,784 1,070
Net unrealized gain (loss) on open forward
currency exchange contracts $ 2,154

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 463 Hang Seng China Enterprises Index
Futures 10/25 28,487 $ 448
Short, 118 MSCI Emerging Markets Index
contracts 12/25 (8,022) (67)
Short, 160 S&P 500 E-Mini Index contracts 12/25 (53,910) (639)
Long, 274 S&P 500 E-Mini Industrial Select Sector
contracts 12/25 42,947 654
Short, 381 S&P/ASX 200 Index contracts 12/25 (55,924) 223
Long, 138 TOPIX Index contracts 12/25 29,310 242
Net payments (receipts) of variation margin to date (310)
Variation margin receivable (payable) on open futures contracts $ 551

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ —++
T. Rowe Price Treasury Reserve Fund, 4.17% — — 3,315
Totals $ —# $ — $ 3,315+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 98,506  ¤  ¤ $ 228,858
T. Rowe Price Treasury
Reserve Fund, 4.17% 189,703  ¤  ¤ 49,119
Total $ 277,977^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised
$3,315
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $277,977.

T. ROWE PRICE Real Assets Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Real Assets Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Real Assets Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Real Assets Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,322,922 $ 5,151,122 $ 4,775 $ 11,478,819
Convertible Preferred Stocks — — 204,762 204,762
Equity Funds 131,922 — — 131,922
Preferred Stocks — — 4,631 4,631
Short-Term Investments 49,119 56,056 — 105,175
Securities Lending Collateral 228,858 — — 228,858
Total Securities 6,732,821 5,207,178 214,168 12,154,167
Swaps* — 15,218 — 15,218
Forward Currency Exchange
Contracts — 6,406 — 6,406
Futures Contracts* 1,567 — — 1,567
Total $ 6,734,388 $ 5,228,802 $ 214,168 $ 12,177,358
Liabilities
Swaps* $ — $ 1,354 $ — $ 1,354
Forward Currency Exchange
Contracts — 4,252 — 4,252
Futures Contracts* 706 — — 706
Total $ 706 $ 5,606 $ — $ 6,312
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $32,141,000 for the period ended September 30, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F176-054Q3 09/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 3,137 $ 1,764 $ 5,060 $ (5,186) $ 4,775
Convertible Preferred Stocks 173,665 30,377 720 — 204,762
Preferred Stocks 162 — 4,469 — 4,631
Total $ 176,964 $ 32,141 $ 10,249 $ (5,186) $ 214,168